SUPPLEMENT DATED MAY 1, 2026
                          TO THE VARIABLE ANNUITY PROSPECTUSES
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                        AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                          Anchor Advisor Variable Annuity
                         Polaris Advantage Variable Annuity
                        Polaris Advantage II Variable Annuity
                        Polaris Advisor Variable Annuity
                        Polaris Advisor II Variable Annuity
                     Polaris II Platinum Series Variable Annuity
                     Polaris Preferred Solution Variable Annuity
                       Polaris Protector Variable Annuity
                      Polaris Select Investor Variable Annuity


                          VARIABLE ANNUITY ACCOUNT SEVEN
                           Polaris Plus Variable Annuity
                       Polaris II Asset Manager Variable Annuity

           THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
                            Polaris Variable Annuity
                           FSA Advisor Variable Annuity
                       Polaris Advantage II Variable Annuity
                       Polaris Advantage Variable Annuity
                       Polaris Choice III Variable Annuity
                       Polaris Choice IV Variable Annuity
                        Polaris Choice Variable Annuity
                Polaris II A-Class Platinum Series Variable Annuity
                           Polaris II Variable Annuity
                   Polaris Select Investor Variable Annuity

                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

          THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                    Polaris Choice Elite Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.

This supplement describes changes to investment options available under your contract effective on or about May 1, 2026. All references in the prospectuses are updated accordingly.

The SA Morgan Stanley International Equities Portfolio was renamed SA BlackRock Advantage International Portfolio and the subadvisor changed to BlackRock Investment Management, LLC.

Additional information regarding the above Underlying Fund, including the prospectus, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.